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Russell Insurance Funds
909 A Street
Tacoma, Washington 98402


Please refer to:  Mary Beth Rhoden
Direct Line:      253-573-4846
Legal Dept Fax:   253-596-3284



May 9, 2001


VIA ELECTRONIC TRANSMISSION
---------------------------


Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Russell Insurance Funds (the "Registrant") -- Post Effective Amendment No. 10 Under the 1933 Act and Amendment No. 14 Under the 1940 Act
      File No. 33-18030, 1933 Act; File No. 811-5371, 1940 Act

Ladies and Gentlemen:

I serve as Legal Counsel to Russell Insurance Funds (the "Registrant). I also serve as an officer of the Registrant.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 10 to the Registrant's Registration Statement. I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 10 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 10 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on April 30, 2001 with an effective date of April 30, 2001.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Staff Counsel